Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHELTON TACTICAL CREDIT FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.55%	5.93%	5.70%	(7.27%)	7.09%	5.89%	3.80%	2.53%	3.31%	4.27%
Shelton International Select Equity Fund - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	30.67%	3.68%	13.97%	(19.29%)	6.23%	18.07%	22.53%	(13.17%)	35.30%
SHELTON EMERGING MARKETS FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	32.99%	1.66%	15.43%	(14.33%)	0.77%	22.35%	18.30%	(10.15%)	24.48%	0.84%
ICON EQUITY INCOME FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	14.41%	6.11%	5.05%	(13.63%)	24.14%	3.15%	27.69%	(10.11%)	13.59%	18.73%
ICON FLEXIBLE BOND FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.69%	8.33%	9.24%	(5.63%)	4.17%	4.60%	8.14%	0.77%	4.24%	6.14%
ICON EQUITY FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.84%	5.29%	12.11%	(18.11%)	26.73%	16.00%	38.21%	(16.66%)	26.78%	10.85%
ICON CONSUMER SELECT FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.95%	12.48%	18.06%	(10.56%)	22.80%	(7.47%)	36.93%	(18.03%)	20.03%	14.43%
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.89%	12.07%	10.97%	0.38%	30.62%	5.53%	22.10%	(17.27%)	16.92%	23.43%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	17.30%	13.73%	13.43%	(19.87%)	17.71%	33.95%	43.67%	(10.90%)	32.55%	12.47%
ICON UTILITIES AND INCOME FUND - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.26%	15.31%	(12.25%)	(1.15%)	21.51%	2.05%	22.24%	3.78%	8.06%	22.56%